UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-2946

Dreyfus Municipal Money Market Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette E. Farragher, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	5/31
Date of reporting period:	11/30/2011

FORM N-CSR

Item 1.      Reports to Stockholders.

Dreyfus
Municipal Money
Market Fund, Inc.

SEMIANNUAL REPORT November 30, 2011

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
19	Statement of Assets and Liabilities
20	Statement of Operations
21	Statement of Changes in Net Assets
22	Financial Highlights
23	Notes to Financial Statements
30	Information About the Renewal of the Fund’s Management Agreement
FOR MORE INFORMATION
Back Cover

Dreyfus Municipal
Money Market Fund, Inc.

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We present to you this semiannual report for Dreyfus Municipal Money Market Fund, Inc., covering the six-month period from June 1, 2011, through November 30, 2011. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

The financial markets proved volatile during the reporting period as investors struggled with persistently sluggish global economic growth and persistent sovereign debt concerns. Consequently, the broad international stock market generally lost value in 2011, while U.S. equities fared far better.Among fixed income assets, the escalating European debt crisis sparked a “flight to quality,” in which investors flocked to traditional safe haven assets, such as U.S. government securities. These developments, along with moderate near-term inflation risks, drove longer-term U.S. government securities sharply higher. Shorter-term U.S. government bonds, however, also advanced, but to a much lesser degree. In addition, municipal bonds also performed well, as robust demand from investors seeking higher relative after-tax yields supported bond prices in a limited supply environment.

The global economic outlook currently remains clouded by uncertainty regarding the ability of European policymakers to contain the region’s debt crisis. Meanwhile, conditions in other parts of the world seem to be improving as inflationary pressures have receded in the emerging markets and consumer confidence has strengthened in the United States.To assess the potential impact of these and other developments on your investments, we encourage you, as always, to speak with your financial advisor.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
December 15, 2011

DISCUSSION OF FUND PERFORMANCE

For the period of June 1, 2011, through November 30, 2011, as provided by Colleen Meehan, Senior Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended November 30, 2011, Dreyfus Municipal Money Market Fund produced an annualized yield of 0.05%. Taking into account the effects of compounding, the fund produced an annualized effective yield of 0.05%.1

Tax-exempt money market yields remained stable at historically low levels during the reporting period as short-term interest rates were unchanged in a faltering U.S. economy.

The Fund’s Investment Approach

The fund seeks as high a level of current income exempt from federal income tax as is consistent with the preservation of capital and the maintenance of liquidity.

In pursuing this objective, we employ two primary strategies. First, we normally attempt to add value by investing substantially all of the fund’s net assets in high-quality short-term municipal obligations throughout the United States and its territories that provide income exempt from federal personal income tax. Second, we actively manage the fund’s average maturity based on our anticipation of supply-and-demand changes in the short-term municipal marketplace and interest-rate cycles while anticipating liquidity needs.

For example, if we expect an increase in short-term supply, we may decrease the average maturity of the fund, which could enable us to take advantage of opportunities when short-term supply increases. Generally, yields tend to rise when there is an increase in new-issue supply competing for investor interest. New securities are generally issued with maturities in the one-year range, which in turn may lengthen the fund’s average maturity if purchased. If we anticipate limited new-issue supply, we may then look to extend the fund’s average maturity to maintain

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

then-current yields for as long as we believe practical.At other times, we try to maintain an average maturity that reflects our view of short-term interest-rate trends and future supply-and-demand considerations.

Yields Stay Steady Despite Shifting Economic Sentiment

In contrast to economic optimism at the beginning of 2011, investor sentiment already had begun to deteriorate by the start of the reporting period. Investors grew increasingly concerned as Greece teetered on the brink of default on its sovereign debt and fiscal pressures intensified for other members of the European Union. In the United States, high unemployment and weak housing markets threatened the economic recovery, and a contentious political debate regarding U.S. government spending and borrowing intensified.

These developments led to heightened volatility in stock and bond markets, which proved especially severe in August and September after Standard & Poor’s downgraded its credit rating on long-term U.S. debt securities. Ironically, U.S. government securities rallied strongly during a “flight to quality” in the wake of the downgrade. October and November saw a partial reversal of this trend when some macroeconomic concerns seemed to ease, as riskier securities that were punished in late summer rebounded and traditional safe havens gave back some of their previous gains.

Throughout the reporting period, and as it has since December 2008, the Federal Reserve Board (the “Fed”) maintained an aggressively accommodative policy stance, leaving the overnight federal funds rate in a historically low range between 0% and 0.25%. Consequently, municipal money market yields remained near zero percent.

The supply of newly issued municipal money market instruments trended downward during the reporting period, in part due to political pressure to reduce government spending and borrowing. Meanwhile, demand remained steady from individuals seeking to shelter income from rising state taxes and institutional investors searching for alternatives to low yielding taxable money market instruments.

From a credit-quality perspective, many states and municipalities have reduced spending and tax receipts have trended up, helping to relieve budget pressures for many state governments.

A Credit-Conscious Investment Posture

As we have for some time, we maintained a conservative investment posture during the reporting period, emphasizing direct, high-quality municipal obligations and commercial paper deemed creditworthy by our analysts.We favored instruments backed by pledged tax appropriations or dedicated revenues, but we generally shied away from general obligation debt and instruments issued by localities that depend heavily on state aid.We maintained the fund’s weighted average maturity in a range that is roughly in line with industry averages.

Outlook Clouded by Economic Uncertainty

The U.S. economy has continued to grow despite investors’ concerns about a potential return to recession, but the outlook for 2012 remains cloudy due to the unknown ramifications of the European debt crisis and uncertainty regarding U.S. fiscal policy. However, the Fed has signaled that it is prepared to maintain short-term interest rates near current levels “at least through mid-2013.” With money market yields likely to remain near historical lows, we believe that the prudent course continues to be an emphasis on preservation of capital and liquidity.

December 15, 2011

An investment in the fund is not insured or guaranteed by the FDIC or any other government
agency.Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
Short-term municipal securities holdings involve credit and liquidity risks and risk of principal loss.
1	Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results. Yields fluctuate. Income may be subject to state and local taxes, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Yields provided for the fund reflect the absorption of certain fund expenses by
The Dreyfus Corporation pursuant to a voluntary undertaking that may be extended, terminated or modified at any time. Had these expenses not been absorbed, the fund yields would have been lower.

The Fund	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Municipal Money Market Fund, Inc. from June 1, 2011 to November 30, 2011. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended November 30, 2011

Expenses paid per $1,000†	$0.80
Ending value (after expenses)	$1,000.20

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended November 30, 2011

Expenses paid per $1,000†	$0.81
Ending value (after expenses)	$1,024.20

† Expenses are equal to the fund’s annualized expense ratio of .16%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
November 30, 2011 (Unaudited)

Short-Term	Coupon	Maturity	Principal
Investments—99.9%	Rate (%)	Date	Amount ($)		Value ($)
Alabama—.8%
Columbia Industrial Development
Board, PCR, Refunding (Alabama
Power Company Project)	0.09	12/1/11	3,300,000	[a]	3,300,000
California—4.1%
Alameda County Industrial
Development Authority, Revenue
(Golden West Paper Converting
Corporation Project) (LOC;
Comerica Bank)	0.21	12/7/11	3,315,000	[a]	3,315,000
California Pollution Control
Financing Authority, SWDR
(GreenWaste Recovery, Inc.
Project) (LOC; Comerica Bank)	0.20	12/7/11	5,730,000	[a]	5,730,000
California Pollution Control
Financing Authority, SWDR
(Sunset Waste Paper, Inc.
Project) (LOC; Comerica Bank)	0.20	12/7/11	2,600,000	[a]	2,600,000
California Statewide Communities
Development Authority,
Revenue, CP (Kaiser Permanente)	0.23	3/27/12	3,500,000		3,500,000
California Statewide Communities
Development Authority,
Revenue, CP (Kaiser Permanente)	0.25	5/24/12	3,000,000		3,000,000
Colorado—2.2%
Colorado Housing and Finance
Authority, SFMR (Liquidity
Facility; Royal Bank of Canada)	0.15	12/7/11	4,500,000	[a]	4,500,000
RBC Municipal Products Inc. Trust
(Denver City and County,
Aviation Airport System
Revenue) (Liquidity Facility;
Royal Bank of Canada and LOC;
Royal Bank of Canada)	0.17	12/7/11	5,000,000	[a,b,c]	5,000,000
District of Columbia—1.8%
District of Columbia,
Enterprise Zone Revenue
(Trigen-Pepco Energy Services,
LLC Issue) (LOC; M&T Trust)	0.24	12/7/11	7,815,000	[a]	7,815,000

The Fund	7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Florida—10.0%
Alachua Housing Finance Authority,
MFHR (Edenwood Park Project)
(Liquidity Facility; FHLMC and
LOC; FHLMC)	0.38	12/7/11	3,145,000	[a,b,c]	3,145,000
Broward County Housing Finance
Authority, MFHR (Cypress Grove
Apartments Project) (LOC; FNMA)	0.19	12/7/11	20,000,000	[a]	20,000,000
Highlands County Health Facilities
Authority, HR (Adventist
Health System/Sunbelt
Obligated Group)	0.11	12/7/11	12,000,000	[a]	12,000,000
Hillsborough County Industrial
Development Authority, IDR
(Seaboard Tampa Terminals
Venture Project) (LOC;
Northern Trust Company)	0.45	12/7/11	4,000,000	[a]	4,000,000
Orange County Health Facilities
Authority, HR (Orlando Regional
Healthcare System) (LOC; Branch
Banking and Trust Co.)	0.11	12/7/11	2,500,000	[a]	2,500,000
Polk County Industrial Development
Authority, IDR (Florida
Treatt, Inc. Project) (LOC;
Bank of America)	0.48	12/7/11	2,580,000	[a]	2,580,000
Georgia—4.3%
Atlanta,
Airport Revenue, CP (LOC;
Wells Fargo Bank)	0.23	12/6/11	6,000,000		6,000,000
Floyd County Development
Authority, Revenue (Berry
College Project) (LOC; FHLB)	0.12	12/7/11	6,000,000	[a]	6,000,000
Georgia Municipal Gas Authority,
Gas Revenue (Gas
Portfolio III Project)	2.00	11/13/12	2,000,000		2,029,918
Gwinnett County School District,
GO Notes	5.00	2/1/12	2,000,000		2,016,138
Gwinnett County School District,
GO Notes	6.40	2/1/12	1,000,000		1,010,305

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Georgia (continued)
Macon County Development
Authority, IDR (Swartz Ag, LLC
Project) (LOC; Branch Banking
and Trust Co.)	0.22	12/7/11	1,840,000	[a]	1,840,000
Illinois—3.3%
Chicago,
GO Notes (Project and
Refunding Series)
(Liquidity Facility;
JPMorgan Chase Bank)	0.11	12/1/11	3,000,000	[a]	3,000,000
Illinois Development Finance
Authority, Revenue (Evanston
Northwestern Healthcare
Corporation) (Liquidity
Facility; Wells Fargo Bank)	0.09	12/1/11	4,300,000	[a]	4,300,000
Southwestern Illinois Development
Authority, Solid Waste
Disposal Facilities Revenue
(Center Ethanol Company, LLC
Project) (LOC; FHLB)	0.50	12/7/11	7,370,000	[a]	7,370,000
Indiana—.8%
Puttable Floating Option Tax
Exempt Receipts (Indiana
Health Facility Financing
Authority, Hospital
Improvement Revenue,
Refunding (Community
Hospitals Projects)) (Liquidity
Facility; Bank of America and
LOC; Bank of America)	0.45	12/7/11	3,380,000	[a,b,c]	3,380,000
Iowa—1.4%
Iowa Finance Authority,
SWDR (MidAmerican
Energy Project)	0.19	12/7/11	6,000,000	[a]	6,000,000
Kentucky—.7%
Kentucky Rural Water Finance
Corporation, Public Projects
Construction Notes	1.50	12/1/11	3,000,000		3,000,000

The Fund	9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Louisiana—4.8%
Ascension Parish Industrial
Development Board, Revenue
(International Matex Tank
Terminals—Geismar Project)
(LOC; FHLB)	0.12	12/7/11	9,000,000	[a]	9,000,000
Louisiana Public Facilities
Authority, Revenue (Air
Products and Chemicals Project)	0.08	12/1/11	12,000,000	[a]	12,000,000
Maryland—.3%
Baltimore County,
Revenue, Refunding (Shade Tree
Trace Apartments Facility)
(LOC; M&T Trust)	0.19	12/7/11	1,100,000	[a]	1,100,000
Massachusetts—5.3%
Beverly,
GO Notes, BAN	1.00	2/22/12	4,000,000		4,006,720
Massachusetts Development Finance
Agency, Revenue, Refunding
(Wentworth Institute of
Technology Issue) (LOC;
JPMorgan Chase Bank)	0.13	12/7/11	16,300,000	[a]	16,300,000
Northampton,
GO Notes, BAN	1.50	2/10/12	3,000,000		3,004,893
Michigan—1.6%
University of Michigan,
CP	0.16	12/7/11	7,000,000		7,000,000
Minnesota—.6%
University of Minnesota,
CP	0.15	1/18/12	2,500,000		2,500,000
Missouri—.9%
Missouri Development Finance
Board, LR, CP (LOC;
U.S. Bank NA)	0.18	12/20/11	4,001,000		4,001,000
Nevada—2.5%
Las Vegas Valley Water District,
CP (Liquidity Facility;
JPMorgan Chase Bank)	0.14	12/12/11	5,890,000		5,890,000

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Nevada (continued)
Las Vegas Valley Water District,
CP (LOC; Wells Fargo Bank)	0.18	2/9/12	5,000,000		5,000,000
New Hampshire—1.9%
New Hampshire Health and Education
Facilities Authority, HR
(Catholic Medical Center
Issue) (LOC; FHLB)	0.13	12/7/11	8,235,000	[a]	8,235,000
New Jersey—.9%
Essex County Improvement
Authority, Pooled Governmental
Loan Program Revenue
(LOC; Wells Fargo Bank)	0.07	12/7/11	1,800,000	[a]	1,800,000
Montclair Township,
Temporary Notes	1.50	3/9/12	2,100,000		2,102,808
New York—5.1%
Metropolitan Transportation
Authority, Transportation
Revenue, CP (LOC; Citibank NA)	0.17	1/17/12	5,000,000		5,000,000
New York City,
GO Notes (Liquidity Facility;
Wells Fargo Bank)	0.07	12/1/11	3,900,000	[a]	3,900,000
New York City Municipal Water
Finance Authority, Water and
Sewer System Revenue
(Liquidity Facility; Mizuho
Corporate Bank Ltd.)	0.06	12/1/11	6,100,000	[a]	6,100,000
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue (Liquidity
Facility; California State
Teachers Retirement System)	0.09	12/1/11	3,300,000	[a]	3,300,000
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue (Liquidity
Facility; TD Bank)	0.08	12/1/11	4,000,000	[a]	4,000,000

The Fund	11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
North Carolina—.5%
North Carolina Medical Care
Commission, Health Care
Facility Revenue (Merlots
Program) (Providence Place
Retirement Community Nursing
Home Project) (Liquidity
Facility; Wells Fargo Bank
and LOC; GNMA)	0.14	12/7/11	2,120,000	[a,b,c]	2,120,000
Ohio—2.5%
Columbus,
Sewerage System Revenue
(Putters Program) (Liquidity
Facility; JPMorgan Chase Bank)	0.14	12/7/11	1,400,000	[a,b,c]	1,400,000
Cuyahoga County,
IDR (King Nut Project)
(LOC; National City Bank)	0.20	12/7/11	2,285,000	[a]	2,285,000
Cuyahoga County,
IDR (King Nut Project)
(LOC; National City Bank)	0.20	12/7/11	2,220,000	[a]	2,220,000
Montgomery County,
Revenue (Catholic Health
Initiatives) (Liquidity
Facility; U.S. Bank NA)	0.12	12/7/11	3,000,000	[a]	3,000,000
Union Township,
GO Notes, BAN
(Various Purpose)	1.13	9/12/12	2,000,000		2,007,366
Oregon—1.1%
Oregon,
GO Notes (Veterans’ Welfare
Bonds) (Liquidity Facility;
Bank of Tokyo-Mitsubishi UFJ)	0.10	12/7/11	5,000,000	[a]	5,000,000
Pennsylvania—12.7%
Berks County Municipal Authority,
Revenue (The Reading Hospital
and Medical Center Project)	0.31	1/19/12	4,600,000		4,600,000
Emmaus General Authority,
Local Government Revenue (Bond
Pool Program) (LOC; U.S. Bank NA)	0.12	12/7/11	10,500,000	[a]	10,500,000
Emmaus General Authority,
Local Government Revenue (Bond
Pool Program) (LOC; U.S. Bank NA)	0.12	12/7/11	13,500,000	[a]	13,500,000

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Pennsylvania (continued)
Franklin County Industrial
Development Authority, Revenue
(James and Donna Martin
Project) (LOC; Wells Fargo Bank)	0.35	12/7/11	1,000,000	[a]	1,000,000
Horizon Hospital System Authority,
Senior Health and Housing
Facilities Revenue (Saint Paul
Homes Project) (LOC; M&T Trust)	0.19	12/7/11	1,500,000	[a]	1,500,000
Montgomery County Higher Education
and Health Authority, Revenue
(Pennsylvania Higher Education
and Health Loan Program)
(LOC; M&T Trust)	0.19	12/7/11	4,720,000	[a]	4,720,000
Pennsylvania Economic Development
Financing Authority, Revenue
(Evergreen Community Power
Facility) (LOC; M&T Trust)	0.29	12/7/11	15,000,000	[a]	15,000,000
RBC Municipal Products Inc. Trust
(Allegheny County Hospital
Development Authority, Revenue
(University of Pittsburgh
Medical Center)) (Liquidity
Facility; Royal Bank of Canada
and LOC; Royal Bank of Canada)	0.14	12/7/11	5,500,000	[a,b,c]	5,500,000
South Carolina—1.7%
Darlington County School District,
GO Notes	1.25	5/1/12	2,000,000		2,007,640
South Carolina Association of
Governmental Organizations, COP	1.50	4/13/12	5,500,000		5,525,450
Tennessee—6.1%
Blount County Public Building
Authority, Local Government
Public Improvement Revenue
(Liquidity Facility; Branch
Banking and Trust Co.)	0.15	12/7/11	15,000,000	[a]	15,000,000
Metropolitan Government of
Nashville and Davidson County
Health and Educational
Facilities Board, Revenue,
Refunding (Belmont University
Project) (LOC; FHLB)	0.12	12/7/11	6,000,000	[a]	6,000,000

The Fund	13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Tennessee (continued)
Tennessee,
CP (Tennessee Consolidated
Retirement System)	0.15	12/1/11	6,000,000		6,000,000
Texas—16.2%
Harris County,
GO Notes, TAN	1.50	2/29/12	8,000,000		8,026,378
Jefferson County Industrial
Development Corporation,
Hurricane Ike Disaster Area
Revenue (Jefferson Refinery,
L.L.C. Project) (LOC; Branch
Banking and Trust Co.)	0.32	12/29/11	1,100,000		1,100,000
Jefferson County Industrial
Development Corporation,
Hurricane Ike Disaster Area
Revenue (Jefferson Refinery,
L.L.C. Project) (LOC; Branch
Banking and Trust Co.)	0.50	12/29/11	9,000,000		9,000,000
JPMorgan Chase Putters/Drivers
Trust (Texas, GO Notes, TRAN)
(Liquidity Facility; JPMorgan
Chase Bank)	0.11	12/1/11	6,700,000	[a,b,c]	6,700,000
Lubbock,
GO Notes, Refunding	5.00	2/15/12	2,045,000		2,064,925
Port of Port Arthur Navigation
District, Revenue, CP (BASF SE)	0.36	2/10/12	5,000,000		5,000,000
Puttable Floating Option Tax
Exempt Receipts (Birdville
Independent School District,
Unlimited Tax School Building
Bonds) (LOC; Permanent School
Fund Guarantee Program)	0.20	12/7/11	4,000,000	[a,b,c]	4,000,000
Puttable Floating Option Tax
Exempt Receipts (Texas
Transportation Commission,
State Highway Fund First Tier
Revenue) (Liquidity Facility;
Bank of America)	0.20	12/7/11	4,000,000	[a,b,c]	4,000,000

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Texas (continued)
RBC Municipal Products Inc. Trust
(Houston, Combined Utility
System First Lien Revenue,
Refunding) (Liquidity
Facility; Royal Bank of Canada
and LOC; Royal Bank of Canada)	0.14	12/7/11	4,000,000	[a,b,c]	4,000,000
San Antonio,
Water System Revenue, CP
(Liquidity Facility: Bank of
America, State Street Bank and
Trust Co. and U.S. Bank NA)	0.22	12/15/11	5,000,000		5,000,000
Tarrant County Cultural Education
Facilities Finance Corporation,
Revenue (Texas Health Resources
System) (Liquidity Facility;
JPMorgan Chase Bank)	0.11	12/1/11	1,000,000	[a]	1,000,000
Texas,
GO Notes (Veterans’ Housing
Assistance Program) (Liquidity
Facility; State Street Bank
and Trust Co.)	0.15	12/7/11	9,000,000	[a]	9,000,000
Texas Department of Housing and
Community Affairs, SFMR	0.15	12/7/11	7,795,000	[a]	7,795,000
Texas Municipal Power Agency,
Revenue, CP (LOC: Bank of
America and JPMorgan
Chase Bank)	0.22	1/18/12	5,000,000		5,000,000
Utah—2.4%
Murray City,
HR (Intermountain Health Care
Health Services, Inc.)	0.07	12/1/11	3,500,000	[a]	3,500,000
Salt Lake County,
GO Notes, TRAN	2.50	12/29/11	7,000,000		7,012,688
Virginia—2.3%
Richmond,
CP (Liquidity Facility;
Bank of America)	0.20	1/18/12	5,000,000		5,000,000

The Fund	15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Virginia (continued)
Virginia Commonwealth University
Health System Authority,
General Revenue (LOC; Wells
Fargo Bank)	0.12	12/1/11	5,200,000[a]	5,200,000
Washington—.7%
Pierce County Economic Development
Corporation, Industrial
Revenue (SeaTac Packaging
Project) (LOC; HSBC Bank USA)	0.21	12/7/11	3,040,000[a]	3,040,000
Wisconsin—.4%
Wisconsin Health and Educational
Facilities Authority, Revenue
(Bay Area Medical Center,
Inc.) (LOC; BMO Harris Bank NA)	0.15	12/1/11	1,700,000[a]	1,700,000

Total Investments (cost $439,196,229)			99.9%	439,196,229
Cash and Receivables (Net)			.1%	530,651
Net Assets			100.0%	439,726,880

a Variable rate demand note—rate shown is the interest rate in effect at November 30, 2011. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At November 30, 2011, these securities amounted to $39,245,000 or 8.9% of net assets.
c The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security.The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

Summary of Abbreviations

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond	ARRN	Adjustable Rate Receipt Notes
Assurance Corporation
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance
Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage	FNMA	Federal National
	Corporation		Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National	GO	General Obligation
Mortgage Association
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	PCR	Pollution Control Revenue
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

The Fund	17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Summary of Combined Ratings (Unaudited)

Fitch	or	Moody’s	or	Standard & Poor’s	Value (%)†
F1+,F1		VMIG1,MIG1,P1		SP1+,SP1,A1+,A1	89.5
AAA,AA,Ad		Aaa,Aa,Ad		AAA,AA,Ad	7.5
Not Rated[e]		Not Rated[e]		Not Rated[e]	3.0
					100.0

† Based on total investments.
d Notes which are not F, MIG and SP rated are represented by bond ratings of the issuers.
e Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
November 30, 2011 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	439,196,229	439,196,229
Cash		680,410
Interest receivable		400,198
Prepaid expenses		26,167
		440,303,004
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(b)		43,034
Payable for shares of Common Stock redeemed		471,701
Accrued expenses		61,389
		576,124
Net Assets ($)		439,726,880
Composition of Net Assets ($):
Paid-in capital		439,726,880
Net Assets ($)		439,726,880
Shares Outstanding
(5 billion shares of $.001 par value Common Stock authorized)		439,762,346
Net Asset Value, offering and redemption price per share ($)		1.00

See notes to financial statements.

The Fund	19

STATEMENT OF OPERATIONS
Six Months Ended November 30, 2011 (Unaudited)

Investment Income ($):
Interest Income	479,456
Expenses:
Management fee—Note 2(a)	1,117,473
Shareholder servicing costs—Note 2(b)	186,530
Professional fees	37,923
Registration fees	27,464
Prospectus and shareholders’ reports	21,038
Custodian fees—Note 2(b)	20,136
Directors’ fees and expenses—Note 2(c)	16,554
Miscellaneous	15,827
Total Expenses	1,442,945
Less—reduction in expenses due to undertaking—Note 2(a)	(1,075,330)
Less—reduction in fees due to earnings credits—Note 2(b)	(67)
Net Expenses	367,548
Investment Income—Net, representing net increase
in net assets resulting from operations	111,908

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	November 30, 2011	Year Ended
	(Unaudited)	May 31, 2011
Operations ($):
Investment Income-Net, representing
net increase in net assets
resulting from operations	111,908	246,733
Dividends to Shareholders from ($):
Investment income—net	(111,908)	(246,733)
Capital Stock Transactions ($1.00 per share):
Net proceeds from shares sold	280,711,430	807,809,576
Net assets received in connection with
Capital Contribution from affiliate†	—	1,727,964
Dividends reinvested	97,302	201,761
Cost of shares redeemed	(317,291,933)	(841,931,097)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(36,483,201)	(32,191,796)
Total Increase (Decrease) in Net Assets	(36,483,201)	(32,191,796)
Net Assets ($):
Beginning of Period	476,210,081	508,401,877
End of Period	439,726,880	476,210,081

See notes to financial statements.
† See Note 2(d).

The Fund	21

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
November 30, 2011				Year Ended May 31,
	(Unaudited)		2011	2010	2009	2008	2007
Per Share Data ($):
Net asset value,
beginning of period	1.00		1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.000	[a]	.001	.001	.012	.028	.031
Distributions:
Dividends from
investment income—net	(.000)[a]		(.001)	(.001)	(.012)	(.028)	(.031)
Net asset value, end of period	1.00		1.00	1.00	1.00	1.00	1.00
Total Return (%)	.04	[b]	.05	.07	1.23	2.84	3.14
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.65	[b]	.65	.62	.61	.59	.59
Ratio of net expenses
to average net assets	.16	[b]	.30	.45	.61	.58	.58
Ratio of net investment income
to average net assets	.05	[b]	.05	.07	1.24	2.74	3.10
Net Assets, end of period
($ x 1,000)	439,727		476,210	508,402	972,883	1,025,116	779,746

a	Amount represents less than $.001 per share.
b	Annualized.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Municipal Money Market Fund, Inc. (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company. The fund’s investment objective is to seek as high a level of current income exempt from federal income tax as is consistent with the preservation of capital and the maintenance of liquidity.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold without a sales charge.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation, and dividend and distribution policies to enable it to do so. There is no, assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

The Fund	23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Directors to represent the fair value of the fund’s investments.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of November 30, 2011 in valuing the fund’s investments:

Short-Term
Valuation Inputs	Investments ($)†
Level 1—Unadjusted Quoted Prices	—
Level 2—Other Significant Observable Inputs	439,196,229
Level 3—Significant Unobservable Inputs	—
Total	439,196,229

†	See Statement of Investments for additional detailed categorizations.

In May 2011, FASB issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common FairValue Measurement and Disclosure Requirements in GAAP and International Financial Reporting Standards (“IFRS”)” (“ASU 2011-04”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements.The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

The Fund	25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended November 30, 2011, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended May 31, 2011 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended May 31, 2011 was all tax exempt income. The tax character of current year distributions will be determined at the end of current fiscal year.

At November 30, 2011, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .50% of the value of the fund’s average daily net assets and is payable monthly.

The Manager has undertaken to waive receipt of the management fee and/or reimburse operating expenses in order to facilitate a daily yield at or above a certain level which may change from time to time.This undertaking is voluntary and not contractual, and may be terminated at any time. The reduction in expenses, pursuant to the undertaking, amounted to $1,075,330 during the period ended November 30, 2011.

(b) Under the Shareholder Services Plan, the fund reimburses the Distributor an amount not to exceed an annual rate of .25% of the value of the fund’s average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended November 30, 2011, the fund was charged $119,585 pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended November 30, 2011, the fund was charged $43,462 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The Fund	27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended November 30, 2011, the fund was charged $4,512 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $67.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended November 30, 2011, the fund was charged $20,136 pursuant to the custody agreement.

During the period ended November 30, 2011, the fund was charged $2,981 for services performed by the Chief Compliance Officer.

The components of “Due toThe Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $178,927, custodian fees $13,384, chief compliance officer fees $4,743 and transfer agency per account fees $21,536, which are offset against an expense reimbursement currently in effect in the amount of $175,556.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

(d) During the period ended May 31, 2011, BNY Mellon had made voluntary capital contributions of $1,727,964 to the fund.These contributions had been made to reimburse the fund for previous realized losses experienced by the fund.

NOTE 3—Securities Transactions:

The fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board of Directors.The procedures have been designed to ensure that any purchase or sale of securities by the fund from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment adviser), common Directors and/or common officers, complies with Rule 17a-7 of the Act. During the period ended November 30, 2011, the fund engaged in purchases and sales of securities pursuant to Rule 17a-7 of the Act amounting to $131,650,000 and $142,360,000, respectively.

The Fund	29

INFORMATION ABOUT THE RENEWAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on November 7-8, 2011, the Board considered the renewal of the fund’s Management Agreement with Dreyfus pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below.The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent and Quality of Services Provided to the Fund.The Board considered information previously provided to them in a presentation from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex, and Dreyfus representatives confirmed that there had been no material changes in this information. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each distribution channel, including the distribution channel(s) for the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio.The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended September 30, 2011, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of September 30, 2011. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. The Board discussed the results of the comparisons and noted that the fund’s total return performance was above the Performance Group and Performance Universe medians. The Board also noted that the fund ranked in the first quartile (the first quartile being the highest quartile ranking) in the Performance Universe for all time periods, except the 10-year period for which the fund achieved a second quartile ranking.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. They noted that the fund’s contractual management fee was above the Expense Group median, the fund’s actual management fee was below

The Fund	31

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

the Expense Group median and the Expense Universe median, and the fund’s actual total expenses were below the Expense Group median and the Expense Universe median.

The Board considered the duration and extent of the fee waiver/expense reimbursement undertaking by Dreyfus to support a minimum zero or positive daily yield, as applicable from time to time, in the current, historically low interest rate environment, and the Board noted the extent to which differences among the returns for the Performance Group funds might be attributable to similar undertakings.

Dreyfus representatives reviewed with the Board the management or investment advisory fees paid to Dreyfus or its affiliates by funds in the same Lipper category as the fund (the “Similar Accounts”), and explained the nature of the Similar Accounts. Dreyfus representatives noted that Dreyfus does not advise any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund.They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors.The Board considered the relevance of the fee information provided for the Similar Accounts to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus’ representatives reviewed the expenses allocated and profit received by Dreyfus and the resulting profitability percentage for managing the fund, and the method used to determine the expenses and profit. The Board concluded that the profitability results (without giving effect to a capital support contribution) were not unreasonable given the services rendered and service levels provided by Dreyfus. The Board also noted the expense limitation arrangement and its effect on Dreyfus’ profitability. The Board previously had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex.The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board’s counsel stated that the Board should consider the profitability analysis (1) as part of their evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent, and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives noted that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent, and quality of the services provided by Dreyfus are adequate and appropriate.

  The Board was satisfied with the fund’s performance, in light of the considerations described above.

  The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

The Fund	33

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board considered these conclusions and determinations, along with information received on a routine and regular basis throughout the year. In addition, it should be noted that the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years.The Board determined that renewal of the Agreement was in the best interests of the fund and its shareholders.

NOTES

For More Information

Ticker Symbol: DTEXX

Telephone 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144 E-mail Send your request to info@dreyfus.com Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund will disclose daily, on www.dreyfus.com, the fund’s complete schedule of holdings as of the end of the previous business day.  The schedule of holdings will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the date of the posted holdings.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

Item 2.      Code of Ethics.

                  Not applicable.

Item 3.      Audit Committee Financial Expert.

                  Not applicable.

Item 4.      Principal Accountant Fees and Services.

                  Not applicable.

Item 5.      Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.      Investments.

(a)              Not applicable.

Item 7.      Disclosure of Proxy Voting Policies and Procedures for Closed-End Management      Investment Companies.

                  Not applicable.

Item 8.      Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.      Purchases of Equity Securities by Closed-End Management Investment Companies and        Affiliated Purchasers.

                  Not applicable.  [CLOSED END FUNDS ONLY]

Item 10.    Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.    Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.    Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Municipal Money Market Fund, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	January 17, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	January 17, 2012

By: /s/ James Windels
James Windels, Treasurer
Date:	January 17, 2012

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)